LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments
Components of long-term deposits and prepayments as of December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Prepayments for purchase of long lived assets	127	517
Deposits paid to airline suppliers	243	209
Deposits paid to advertising suppliers	164	88
Deposits paid to hotel suppliers	70	36
Others	164	150

Total	768	1,000